united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares			Fair Value
	MUTUAL FUNDS - 72.2%
	DEBT FUNDS - 72.2%
464,657	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares		$ 4,762,739
313,817	Credit Suisse Floating Rate High Income Fund - Class I		2,152,784
1,660,551	Dreyfus High Yield Fund - Institutional Shares		10,561,107
9,151,940	Eaton Vance Income Fund of Boston- Institutional Shares		53,355,813
737,842	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares		7,186,580
2,967,891	Invesco High Yield Fund - Retail Shares		12,613,535
1,836,287	Janus High-Yield Fund - Institutional Shares		15,718,613
11,315,059	JPMorgan High Yield Fund - Institutional Shares *		84,862,943
1,427,425	Loomis Sayles Senior Floating Rate and Fixed Income Fund		14,217,158
1,642,539	Lord Abbett Floating Rate Fund		15,111,362
12,952,869	MainStay High Yield Corporate Bond Fund - Institutional Shares		75,126,638
2,730,950	MFS High Income Fund - Institutional Shares		9,476,397
6,571	Salient Select Income Fund - Institutional Shares		156,726
	TOTAL MUTUAL FUNDS (Cost - $301,894,674)		305,302,395

	TOTAL INVESTMENTS -72.2% (Cost - $301,894,674) (a)		$ 305,302,395
	CASH AND OTHER ASSETS LESS LIABILITIES - 27.8%		117,545,557
	TOTAL NET ASSETS - 100.0%		$ 422,847,952

* All or portion of this security is segregated as collateral for swaps.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $301,902,784 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,448,404
		Unrealized depreciation:	(48,793)
		Net unrealized appreciation:	$ 3,399,611

			Unrealized
	SCHEDULE OF SWAPS		Appreciation
	LONG EQUITY SWAP CONTRACTS - 0.5%
	Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on July 3, 2014 and is reset on a monthly basis. The swap has a term of three years therefrom unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 120 bps (Notional Amount $234,127,493)		$ 2,132,957
	TOTAL LONG EQUITY SWAP CONTRACTS		$ 2,132,957

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank:
	Security	Shares	Value
	BlackRock High Yield Municipal Fund Institutional Shares	1,990,783	$ 18,992,067
	BlackRock High Yield Bond Portfolio Institutional Shares	8,792,532	68,317,975
	BlackRock High Yield Bond Portfolio Institutional Shares	1,158,834	9,004,143
	Lord Abbett High Yield Municipal Bond Fund Class I	2,426,661	28,391,938
	Nuveen High Yield Municipal Bond Fund Class I	4,492,903	76,469,206
	Nuveen High Yield Municipal Bond Fund Class I	1,014,835	17,272,495
	Putnam High Yield Trust Fund Class Y	2,543,246	15,679,669
	Total		$ 234,127,493

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares			Fair Value
	MUTUAL FUNDS - 98.5%
	DEBT FUNDS - 98.5%
836,910	AB High Income Municipal Portfolio Advisor Class		$ 9,498,926
436	BlackRock High Yield Municipal Fund Institutional Shares		4,168
1,023,728	MainStay High Yield Municipal Bond Fund Class I		12,694,233
923,006	Nuveen High Yield Municipal Bond Fund Class I		15,792,629
302,684	Oppenheimer Rochester High Yield Municipal Fund		2,197,488
259,426	Prudential Muni High Income Fund		2,653,932
	TOTAL MUTUAL FUNDS (Cost - $42,442,930)		42,841,376

	TOTAL INVESTMENTS -98.5% (Cost - $42,442,930) (a)		$ 42,841,376
	CASH AND OTHER ASSETS LESS LIABILITIES - 1.5%		671,170
	TOTAL NET ASSETS - 100.0%		$ 43,512,546

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,442,930 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 410,580
		Unrealized depreciation:	(12,134)
		Net unrealized appreciation:	$ 398,446

Redwood AlphaFactorTM Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares		Fair Value
	COMMON STOCK - 98.9%
	AEROSPACE & DEFENSE - 3.4%
6,180	Lockheed Martin Corp.	$ 1,805,363

	AUTO MANUFACTURERS - 3.3%
49,111	General Motors Co.	1,767,014

	CHEMICALS - 3.4%
20,328	LyondellBasell Industries NV	1,831,350

	COMMERCIAL SERVICES - 6.5%
55,498	H&R Block, Inc.	1,692,689
11,751	S&P Global, Inc.	1,804,836
		3,497,525
	COMPUTERS - 3.3%
61,640	Genpact Ltd.	1,787,560

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
13,477	Ameriprise Financial, Inc.	1,952,548
44,954	Legg Mason, Inc.	1,798,610
103,030	Navient Corp.	1,519,693
		5,270,851
	ELECTRONICS - 3.1%
57,086	Corning, Inc.	1,663,486

	INSURANCE - 16.4%
27,438	American International Group, Inc.	1,795,817
16,544	Assurant, Inc.	1,741,587
26,530	Axis Capital Holdings Ltd.	1,713,307
13,800	Erie Indemnity Co.	1,758,948
6,738	Everest Re Group Ltd.	1,767,984
		8,777,643
	LODGING - 3.3%
17,084	Wyndham Worldwide Corp.	1,783,057

	MEDIA - 13.3%
26,896	CBS Corp.	1,770,564
313,611	Sirius XM Holdings, Inc.	1,837,760
37,063	Thomson Reuters Corp.	1,700,821
16,267	Walt Disney Co.	1,788,231
		7,097,376
	OIL & GAS - 3.3%
25,429	Valero Energy Corp.	1,753,838

	RETAIL - 19.5%
3,007	AutoZone, Inc. *	1,623,239
45,025	Brinker International, Inc.	1,597,037
44,361	Kohl's Corp.	1,834,327
11,200	McDonald's Corp.	1,737,568
32,806	Target Corp.	1,859,116
23,351	Yum! Brands, Inc.	1,762,533
		10,413,820

Redwood AlphaFactorTM Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Fair Value
	SOFTWARE - 6.9%
51,222	Cadence Design Systems, Inc. *	$ 1,890,092
19,621	VMware ,Inc. *	1,819,063
		3,709,155
	TELECOMMUNICATIONS - 3.4%
19,777	Motorola Solutions, Inc.	1,793,378

	TOTAL COMMON STOCK (Cost - $51,217,886)	52,951,416

	TOTAL INVESTMENTS -98.9% (Cost - $51,217,886) (a)	$ 52,951,416
	CASH AND OTHER ASSETS LESS LIABILITIES - 1.1%	564,966
	TOTAL NET ASSETS - 100.0%	$ 53,516,382

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,217,886 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,251,727
	Unrealized depreciation:	(518,197)
	Net unrealized appreciation:	$ 1,733,530

Redwood AlphaFactorTM Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31,2017
Shares		Fair Value
	COMMON STOCK - 98.8%
	AEROSPACE & DEFENSE - 3.4%
6,524	Lockheed Martin Corp.	$ 1,905,856

	AUTO MANUFACTURERS - 3.3%
51,849	General Motors Co.	1,865,527

	CHEMICALS - 3.4%
21,461	LyondellBasell Industries NV	1,933,421

	COMMERCIAL SERVICES - 6.5%
58,593	H&R Block, Inc.	1,787,086
12,406	S&P Global, Inc.	1,905,438
		3,692,524
	COMPUTERS - 3.3%
65,077	Genpact Ltd.	1,887,233

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
14,228	Ameriprise Financial, Inc.	2,061,353
47,460	Legg Mason, Inc.	1,898,875
108,775	Navient Corp.	1,604,431
		5,564,659
	ELECTRONICS - 3.1%
60,269	Corning, Inc.	1,756,239

	INSURANCE - 16.4%
28,968	American International Group, Inc.	1,895,956
17,467	Assurant, Inc.	1,838,751
28,010	Axis Capital Holdings Ltd.	1,808,886
14,569	Erie Indemnity Co.	1,856,965
7,114	Everest Re Group Ltd.	1,866,642
		9,267,200
	LODGING - 3.3%
18,037	Wyndham Worldwide Corp.	1,882,522

	MEDIA - 13.3%
28,396	CBS Corp.	1,869,309
331,098	Sirius XM Holdings, Inc.	1,940,234
39,124	Thomson Reuters Corp.	1,795,400
17,174	Walt Disney Co.	1,887,938
		7,492,881
	OIL & GAS - 3.3%
26,847	Valero Energy Corp.	1,851,638

	RETAIL - 19.4%
3,175	AutoZone, Inc. *	1,713,929
47,535	Brinker Internationa,l Inc.	1,686,066
46,835	Kohl's Corp.	1,936,627
11,825	McDonald's Corp.	1,834,530
34,635	Target Corp.	1,962,765
24,654	Yum! Brands, Inc.	1,860,884
		10,994,801
Redwood AlphaFactorTM Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Fair Value
	SOFTWARE - 6.9%
54,079	Cadence Design Systems, Inc. *	$ 1,995,515
20,715	VMware ,Inc. *	1,920,488
		3,916,003
	TELECOMMUNICATIONS - 3.4%
20,880	Motorola Solutions, Inc.	1,893,398

	TOTAL COMMON STOCK (Cost - $54,043,717)	55,903,902

	TOTAL INVESTMENTS - 98.8% (Cost - $54,043,717) (a)	$ 55,903,902
	CASH AND OTHER ASSETS LESS LIABILITIES - 1.2%	655,252
	TOTAL NET ASSETS - 100.0%	$ 56,559,154

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,043,717 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,398,516
	Unrealized depreciation:	(538,331)
	Net unrealized appreciation:	$ 1,860,185

Redwood Funds
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited) (Continued)
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Funds
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited) (Continued)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund's assets and liabilities measured at fair value:

Redwood Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 305,302,395	$ -	$ -	$ 305,302,395
Total	$ 305,302,395	$ -	$ -	$ 305,302,395
Liabilities
Derivatives:
Swaps	$ -	$ 2,132,957	$ -	$ 2,132,957

Redwood Managed Municipal Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 42,841,376	$ -	$ -	$ 42,841,376
Total	$ 42,841,376	$ -	$ -	$ 42,841,376

Redwood AlphaFactorTM Core Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 52,951,416	$ -	$ -	$ 52,951,416
Total	$ 52,951,416	$ -	$ -	$ 52,951,416

Redwood AlphaFactorTM Tactical Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,903,902	$ -	$ -	$ 55,903,902
Total	$ 55,903,902	$ -	$ -	$ 55,903,902

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any level at the end of the reporting period.

Swap Agreements – The Redwood Managed Volatility Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Redwood Funds
PORTFOLIO OF INVESTMENTS
July 31, 2017 (Unaudited) (Continued)
The Redwood Managed Volatility Fund maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays for that month). As of July 31, 2017 the notional value of the swap was $234,127,493. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract's remaining life), which is monthly.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/29/17

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/29/17